Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Use of Estimates

a.	Use of estimates:

The preparation of financial statements in conformity with (“US GAAP”) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

The Company’s management believes that the estimates, judgment and assumptions used are reasonable based upon information available at the time they were made.

Financial Statements in U.S. Dollars

b.	Financial statements in U.S. dollars:

The majority of the revenues of the Company are generated in U.S. dollars. In addition, Financing activities are made in U.S. dollars.

The Company’s management believes that the dollar is the currency of the primary economic environment in which the Company operates. Thus, its functional and reporting currency is the dollar.

Accordingly, monetary accounts maintained in currencies other than the dollar are re-measured into U.S. dollars in accordance with ASC 830, “Foreign Currency Matters”. All transaction gains and losses of the re-measured monetary balance sheet items are reflected in the statement of operations as financial income or expenses, as appropriate, in the period in which the currency exchange rate changes.

The financial statements of the Company’s foreign subsidiary (CACS), whose functional currency is not the U.S. dollar, have been translated into dollars. All balance sheet amounts have been translated using the exchange rates in effect at balance sheet date. Statement of operation amounts have been translated using the average exchange rate prevailing during the year. Such translation adjustments are reported as a separate component of accumulated other comprehensive income (loss) in equity.

Basis of Consolidation

c.	Basis of consolidation:

The consolidated financial statements include the accounts of the Company and its subsidiaries. Inter-company transactions and balances have been eliminated upon consolidation.

Cash Equivalents

d.	Cash equivalents:

All highly liquid investments that are readily convertible to cash and are not restricted as to withdrawal or use and the period to maturity of which did not exceed three months at time of deposit, are considered cash equivalents.

Restricted Deposit

e.	Restricted deposit:

Restricted cash is invested in short-term bank deposits (less than twelve months), which are mainly used as security for the Company’s guarantees to customers and lines of credits with banks. The deposits are in U.S. dollars and bear a variable annual interest of up to 2.47%.

Inventories

f.	Inventories:

Inventories are stated at the lower of cost or market value. Inventory write-offs are provided to cover risks arising from slow-moving items, excess inventories and for market prices lower than cost (see also Note 5).

Cost is determined as follows:

Raw materials and components - using the FIFO cost method.

Work in progress and finished goods - represents the cost of manufacturing with the addition of allocable indirect manufacturing costs.

Costs incurred on long-term contracts in progress include direct labor, material, subcontractors, other direct costs and an allocation of overhead, which represent recoverable costs incurred for production.

Property, Plant and Equipment

g.	Property, plant and equipment:

Property plant and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets. Annual rates of depreciation are as follows:

%

Factory and other buildings	4
Machinery and equipment	7 - 33
Office furniture and equipment	6 - 15

Leasehold improvements are depreciated over the shorter of the estimated useful life or the lease period.

Assets, in respect of which investment grants have been received, are presented at cost less the related grant amount. Depreciation is based on net cost.

Impairment of Long-Lived Assets

h.	Impairment of long-lived assets:

The Company’s long-lived assets are reviewed for impairment in accordance with ASC 360, “Property, plant and equipment”, whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable.

Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the assets to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell. As of December 31, 2018, 2017 and 2016, no impairment losses have been identified.

As required by ASC 820, “Fair Value Measurement”, the Company applies assumptions that market place participations would consider in determines the fair value of long-lived assets (or asset group).

Research and Development Costs

i.	Research and development costs:

Research and development costs, net of participation grants, include costs incurred for research and development, are charged to the statement of operations as incurred.

The Company received royalty-bearing grants, from the Israeli Innovation Authority (“IIA”) for the purpose of partially funding research and development projects. The grants are recognized as a deduction from research and development costs incurred (see also Note 8b).

Income Taxes

j.	Income taxes:

The Company accounts for income taxes in accordance with ASC 740, “Income taxes”. This statement prescribes the use of the liability method whereby deferred tax assets and liability account balances are determined based on differences between financial reporting and tax based assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse.

The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value.

The Company implements a two-step approach to recognizing and measuring uncertain tax positions accounted for in accordance with ASC 740. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement. The adoption of ASC 740-10 did not result in a change in the Company’s accumulated deficit. The Company did not record any provision in connection with ASC 740-10 as of December 31, 2018 and 2017.

Severance Pay

k.	Severance pay:

The Company’s agreements with most of its employees are in accordance with section 14 of the Severance Pay Law - 1963, under which the Company’s contributions for severance pay shall be instead of severance compensation. Upon release of the policy to the employee, no additional liability exists between the parties regarding the matter of severance pay and no additional payments will be made by the Company to the employee.

The Company’s liability for severance pay for the employees that are not covered in section 14 is calculated pursuant to Israel’s Severance Pay Law - 1963, based on the most recent salary of the employees as of the balance sheet date less monthly deposits for insurance policies and/or pension funds. Employees are entitled to one month’s salary for each year of employment or a portion thereof.

The carrying value of deposited funds includes profits (losses) accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligations pursuant to Israeli severance pay law or labor agreements.

Severance expense recorded in the statement of operations is net of interest and other income accumulated in the deposits. Severance expense for the years ended December 31, 2018, 2017 and 2016 amounted to $33, $434 and $251, respectively.

Accounting for Share-Based Compensation

l.	Accounting for share-based compensation:

The Company accounts for share-based payment in accordance with ASC 718, “Compensation - Stock Compensation”, which requires the measurement and recognition of compensation expense based on estimated fair values for all share-based payment awards made to employees on the date of grant using an option-pricing model. The value of the portion of the award is recognized as an expense over the requisite service periods in the Company’s statement of operations. The Company recognizes compensation expenses for the value of its awards granted based on the straight-line method over the requisite service period of each of the awards.

Effective as of January 1, 2017, the Company adopted a change in accounting policy in accordance with ASU 2016-09, “Compensation Stock Compensation (Topic 718)” (“ASU 2016-09”) to account for forfeitures as they occur.

The fair value for the Company’s stock options granted to employees and directors was estimated using a Black-Scholes option-pricing model with the following weighted-average assumptions:

	December 31,
	2018	2017

Dividend yield	0%	0%
Risk-free interest rate	2.70%	1.78%
Expected term (in years)	4.22	4.18
Volatility	78%	79%

The dividend yield assumption is based on the Company’s historical experience and expectation of future dividend payouts and may be subject to changes in the future.

The computation of expected volatility is based on realized historical share price volatility of the Company’s Ordinary shares.

The risk-free interest rate assumption is the implied yield currently available on the U.S treasury yield zero-coupon issues with a remaining term equal to the expected life term of the Company’s options.

The expected term of the options represents the period of time that the options are expected to be outstanding and is based on the simplified method, as allowed under Staff Accounting Bulletin No. 110, which is the mid-point between the vesting date and the end of the contractual of the option.

Fair Value of Financial Instruments

m.	Fair value of financial instruments:

The Company measures its financial instruments at fair value. Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability.

A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

Level 1 -	Valuations based on quoted prices in active markets for identical assets that the Company has the ability to access. Valuation adjustments and block discounts are not applied to Level 1 instruments. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these products does not entail a significant degree of judgment.

Level 2 -	Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 -	Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The availability of observable inputs can vary from investment to investment and is affected by a wide variety of factors, including, for example, the type of investment, the liquidity of markets and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment and the investments are categorized as Level 3.

The carrying amount of cash and cash equivalents, restricted deposits, trade receivables, other accounts receivable, bank credit, trade payables and other accounts payable approximate their fair value due to the short-term maturity of these instruments.

Foreign currency derivative contracts are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments. As of December 31, 2018 and 2017 the fair value of foreign currencies derivatives (liability) asset were (71) and 19, respectively.

Concentrations of Credit Risk

n.	Concentrations of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, restricted cash, trade receivables and long-term receivables.

The Company’s cash and cash equivalents and restricted deposits are mainly held in U.S. dollars with major banks in Israel. Management believes that the financial institutions that hold the Company’s investments are institutions with high credit standing, and accordingly, minimal credit risk exists with respect to these investments.

The Company’s trade receivables are derived from sales to large and solid organizations located mainly in the United States, Asia, Latin America and Israel. The Company performs ongoing credit evaluations of its customers and to date has not experienced any material losses. An allowance for doubtful accounts is determined with respect to these amounts that the Company has determined to be doubtful of collection. The allowance is computed for specific debts and the collectability is determined based upon the Company’s experience.

Comprehensive Income (Loss)

o.	Comprehensive income (loss):

The Company accounts for comprehensive income in accordance with ASC 220, “Comprehensive Income”. This statement establishes standards for the reporting and display of comprehensive income and its components.

Comprehensive income generally represents all changes in shareholders’ equity during the period except those resulting from investments by, or distributions to, shareholders. Accordingly, the Company presents a separate consolidated statement of comprehensive income (loss).

The following table summarizes the changes in accumulated balances of other comprehensive income, net of taxes for the years ended December 31, 2018 and 2017:

Accumulated foreign currency translation differences

Balance as of December 31, 2016	$222
Net current period other comprehensive loss	170

Balance as of December 31, 2017	$392
Net current period other comprehensive loss	(172)

Balance as of December 31, 2018	$220

Warranty

p.	Warranty:

In connection with the sale of its products, the Company provides product warranties for periods between one to two years. Based on past experience and engineering estimates, the estimated liability from these warranties is $35 as of December 31, 2018 and 2017.

Revenue Recognition

q.	Revenue recognition:

The Company generates revenues mainly from the sale of products and from long-term fixed price contracts of defense electronics as follows: data recording and management systems, inertial navigation systems for air and land applications, avionics solutions, and avionics for UAVs, and land radar for defense forces and border protection applications. In addition, the Company provides manufacturing, development and product support services.

The Company also generates revenues (presented as Discontinued Operations) from repair services using its ATE mainly through CACS (See Note 1b).

The Company recognizes revenue when (or as) it satisfies performance obligations by transferring promised goods or services to its customers in an amount that reflects the consideration the Company expects to receive.

The Company applies the following five-step approach:

a)	Identify the contract with a customer

A contract with a customer exists when (i) the Company enters into a written agreement with a customer that defines each party’s rights regarding the products or services to be transferred and identifies the payment terms related to these products or services, (ii) both parties to the contract are committed to perform their respective obligations, (iii) the contract has commercial substance, and (iv) the Company determines that collection of substantially all consideration for products or services that are transferred is probable based on the customer’s intent and ability to pay the promised consideration. The Company applies judgment in determining the customer’s ability and intention to pay, which is based on a variety of factors including the customer’s payment history or, in the case of a new customer, published credit and financial information pertaining to the customer.

b)	Identify the performance obligations in the contract

Performance obligations promised in a contract are identified based on the products or services that will be transferred to the customer that are both capable of being distinct, whereby the customer can benefit from the product or service either on its own or together with other resources that are readily available from the Company, and are distinct in the context of the contract, whereby the transfer of the products or services is separately identifiable from other promises in the contract.

The Company’s contracts contain a single performance obligation which includes sale of product or development and manufacturing services and sale of product that are not separately identifiable and, therefore, not distinct. In situations when the Company’s contract includes distinct goods or services that are substantially the same and have the same pattern of transfer to the customer over time, they are recognized as a series of distinct goods or services.

When contracts are modified to account for changes in contract specifications and requirements, the Company consider whether the modification either creates new or changes the existing enforceable rights and obligations. Contract modifications that are for goods or services that are not distinct from the existing contract, due to the significant integration with the original good or service provided, are accounted for as if they were part of that existing contract. The effect of a contract modification on the transaction price and the Company’s measure of progress for the performance obligation to which it relates, is recognized as an adjustment to revenue (either as an increase in or a reduction of revenue) on a cumulative catch-up basis. When the modifications include additional performance obligations that are distinct and at relative stand-alone selling price, they are accounted for as a new contract and performance obligation, which are recognized prospectively.

c)	Determine the transaction price

The transaction price is the amount of consideration to which the Company is entitled in exchange for transferring promised goods or services to a customer, excluding amounts collected on behalf of third parties. The Company doesn’t usually grant its customers with a right to return the products sold. However, in some cases, the arrangements may include penalties if the Company fails to deliver future goods on time. The above is accounted for as variable considerations, which may be considered as adjustments to the transaction price.

As the Company’s standard payment terms are less than one year, the contracts have no significant financing component.

d)	Allocate the transaction price to performance obligations in the contract

If the contract contains a single performance obligation, the entire transaction price is allocated to the single performance obligation. Standalone selling price is the price at which the Company would sell a promised good or service separately to a customer. Standalone selling prices are established at contract inception and subsequent changes in transaction price are allocated on the same basis as at contract inception. Contracts that contain multiple performance obligations require an allocation of the transaction price to each performance obligation based on a relative standalone selling price basis unless a portion of the variable consideration related to the contract is allocated entirely to a performance obligation.

e)	Recognize revenue when or as the Company satisfies a performance obligation

Revenue is recognized based on the transaction price at the time the related performance obligation is satisfied by transferring a promised product or service to a customer.

The Company generally satisfies performance obligations at a point in time, once the customer has obtained the legal title to the items purchased or service provided.

Revenues from long-term and short-term fixed price contracts are usually recognized over time based on the cost-to-cost input method that best depicts the transfer of control over the performance obligation to the customer. Provisions for estimated losses on uncompleted contracts are made in the period in which such losses are determined.

For contracts with an estimated amortization period of less than one year, the Company elected the practical expedient and expenses incremental costs immediately.

Contract Estimates - In estimating contract costs, the Company utilizes a profit-booking rate based upon performance expectations that takes into consideration a number of assumptions and estimates regarding risks related to technical requirements, feasibility, schedule, and contract costs. Management performs periodic reviews of the contracts to evaluate the underlying risks, which may increase the profit-booking rate as the Company is able to mitigate and retire such risks. Conversely, if the Company is not able to retire these risks, cost estimates may increase, resulting in a lower profit-booking rate.

The cost estimation process requires significant judgment and is based upon the professional knowledge and experience of the Company’s engineers, program managers, and financial professionals. Factors considered in estimating the work to be completed and ultimate contract recovery include the availability, productivity, and cost of labor, the nature and complexity of the work to be performed, the effect of change orders, the availability of materials, the effect of any performance delays, the availability and timing of funding from the customer, and the recoverability of any claims included in the estimates to complete.

Changes in estimates of sales, costs, and profits on a performance obligation are recognized using the cumulative catch-up method of accounting, which recognizes in the current period the cumulative effect of the changes in current and prior periods. When estimates of total costs to be incurred exceed estimates of total revenue to be earned on a performance obligation related to a complex, construction-type contract, a provision for the entire loss on the performance obligation is recognized in the period the loss is determined.

Contract Assets - Contract assets primarily relate to the Company’s rights to consideration for work completed but not billed as of the reporting date when the right to payment is not just subject to the passage of time, including retention amounts. Contract assets are classified as current assets and, in accordance with industry practice, include amounts that may be billed and collected beyond one year due to the long-term nature of many of the Company’s contracts. Contract assets are transferred to accounts receivable when the right to consideration becomes unconditional.

Contract Liabilities - Contract liabilities primarily consist of advance payments and billings in excess of costs incurred. Advances represent deposits received from customers on an order. Billings in excess of revenues represents milestone billing contracts where the billings of the contract exceed recognized revenues. Such billings are generally not considered a significant financing component, because they are utilized to pay for contract costs within a one-year period. Contract liability amounts are recognized as revenue once the requisite performance progress has occurred.

Basis and Diluted Net Income (Loss) Per Share

r.	Basic and diluted net income (loss) per share:

Basic net income (loss) per share is computed based on the weighted average number of Ordinary shares outstanding during each year. Diluted net income (loss) per share is computed based on the weighted average number of Ordinary shares outstanding during each year, plus dilutive potential Ordinary shares considered outstanding during the year in accordance with ASC 260, “Earnings per share”.

For the year ended December 31, 2016, all options, convertible notes and warrants have been excluded from the computation of diluted net income (loss) per share, since their effect is anti-dilutive.

Derivatives and Hedging

s.	Derivatives and hedging:

The Company accounts for derivatives and hedging based on ASC 815, “Derivatives and hedging”, as amended and related Interpretations. ASC 815 requires the Company to recognize all derivatives on the balance sheet at fair value. If a derivative meets the definition of a hedge and is so designated, depending on the nature of the hedge, changes in the fair value of the derivative will either be offset against the change in fair value of the hedged assets, liabilities, or firm commitments through earnings (for fair value hedge transactions) or recognized in other comprehensive income (loss) until the hedged item is recognized in earnings (for cash flow hedge transactions).

The ineffective portion of a derivative’s change in fair value is recognized in earnings. If a derivative does not meet the definition of a hedge, the changes in the fair value are included in earnings. Cash flows related to such hedges are classified as operating activities.

The Company enters into forward exchange contracts and option contracts in order to limit the exposure to exchange rate fluctuation associated with payroll expenses mainly incurred in NIS. Since the derivative instruments that the Company holds do not meet the definition of hedging instruments under ASC 815, any gain or loss derived from such instruments is recognized immediately as financial expenses, net.

As of December 31, 2018 and 2017, the fair value of the outstanding forward contracts was $71, which was recorded in other payables against financial expenses and $19, which was recorded in other receivables against financial income, respectively.

Recently Issued Accounting Standards

t.	Recently Issued Accounting Standards:

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842), which will require lessees to recognize assets and liabilities for leases with lease terms of more than 12 months. Consistent with current GAAP, the recognition, measurement, and presentation of expenses and cash flows arising from a lease by a lessee primarily will depend on its classification as a finance or operating lease. However, unlike current GAAP, which requires only capital leases to be recognized on the balance sheet, the new guidance will require both types of leases to be recognized on the balance sheet. A modified retrospective transition approach is required, applying the new standard to all leases existing at the date of initial application. An entity may choose to use either (1) its effective date or (2) the beginning of the earliest comparative period presented in the financial statements as its date of initial application. If an entity chooses the second option, the entity must recast its comparative period financial statements and provide disclosures required by the new standard for the comparative periods.

The Company will adopt the new standard effective January 1, 2019 using the modified retrospective approach. Consequently, financial information will not be updated and disclosures required under the new standard will not be provided for dates and periods before January 1, 2019. The standard provides a number of optional practical expedients in transition. The Company is electing the ‘package of practical expedients’, which permits it not to reassess under the new standard its prior conclusions about lease identification, lease classification and initial direct costs. The adoption of this new standard will affect the Company’s consolidated balance sheets by recognizing new right-of-use (“ROU”) assets and lease liabilities for operating leases. The impact on the Company’s results of operations and cash flows is not expected to be material. Adoption of the standard will result in the recognition of additional ROU assets and lease liabilities for operating leases of approximately $2,032 as of January 1, 2019. The Company elects to account for a lease component of a contract and its associated non-lease components as a single lease component, therefore the ROU and lease liabilities estimate includes non-cancelable operating lease agreements (see Note 8), parking spaces and management fees.

Recently Adopted Accounting Pronouncements

u.	Recently Adopted Accounting Pronouncements:

1.	In November 2016, the FASB issued ASU No. 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash, which requires companies to include amounts generally described as restricted cash and restricted cash equivalents in cash and cash equivalents when reconciling beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The Company adopted the new standard effective January 1, 2018 using the retrospectively method. The adoption of this new guidance had an immaterial impact on the Company’s consolidated financial statements. Restricted cash is invested in short-term bank deposits (for three months), which are mainly used as security for the Company’s guarantees to customers and lines of credits with banks.

The following table provides a reconciliation of cash and cash equivalents and restricted deposits reported within the consolidated balance sheets that sum to the total of such amounts in the consolidated statements of cash flows:

	December 31, 2018	December 31, 2017	December 31, 2016

Cash and cash equivalents	$20,814	$12,417	$1,205
Restricted cash	422	322	317

Cash and cash equivalents and restricted cash	$21,236	$12,739	$1,522

2.	On January 1, 2018, the Company adopted the requirements of ASU 2014-09, “Revenue from Contracts with Customers (Topic 606) using the modified retrospective method for contracts that were not completed as of January 1, 2018. Under the modified retrospective method, the Company recognized the cumulative effect of initially applying the new revenue standard as an adjustment to the opening balance of retained earnings. This adjustment did not have a material impact on the Company’s consolidated financial statements. Results for reporting periods beginning after January 1, 2018 are presented under Topic 606, while prior period amounts are not adjusted and continue to be reported in accordance with our historic accounting under Revenue Recognition (“Topic 605”).

3.	In May 2017, the FASB issued ASU 2017-09, “Compensation – Stock Compensation (Topic 718): Scope of Modification Accounting.” ASU 2017-09 was issued to provide clarity and reduce both 1) diversity in practice and 2) cost and complexity when applying the guidance in Topic 718 to a change in the terms or conditions of a share-based payment award. ASU 2017-09 provides guidance about which changes to the terms or conditions of a share-based payment award require an entity to apply modification accounting under Topic 718. The amendments in ASU 2017-09 are effective for fiscal years, and interim periods within those years, beginning after December 15, 2017. The Company adopted ASU 2017-09 effective January 1, 2018.

The adoption of this new guidance had no material impact on the Company’s consolidated financial statements.